TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2013	2014
Deferred tax assets:
Net operating loss and capital loss carry forward	$43,498	$40,520
Valuation allowance	(43,498)	(40,520)

Net deferred tax asset	-	-